Securities	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Securities
Note 5. Securities
Securities

$ millions, as at	2024 Jul. 31	2023 Oct. 31
	Carrying amount

Securities measured and designated at FVOCI	$77,252	$61,331
Securities measured at amortized cost (1)	70,501	67,294
Securities mandatorily measured and designated at FVTPL	106,169	82,723
	$253,922	$211,348
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2023: a realized gain of nil).
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2024 Jul. 31					2023 Oct. 31
	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$11,383		$3	$(20)	$11,366	$10,890		$16	$(9)	$10,897
Other Canadian governments	16,727		9	(83)	16,653	13,526		33	(74)	13,485
U.S. Treasury and agencies	30,683		21	(156)	30,548	22,383		4	(223)	22,164
Other foreign governments	5,360		21	(4)	5,377	5,632		21	(14)	5,639
Mortgage-backed securities	3,378		3	(24)	3,357	1,021		–	(43)	978
Asset-backed securities	933		2	–	935	944		–	(6)	938
Corporate debt	8,365		6	(10)	8,361	6,691		1	(34)	6,658
	76,829		65	(297)	76,597	61,087		75	(403)	60,759
Corporate equity (2)	631		50	(26)	655	556		48	(32)	572
	$77,460		$115	$(323)	$77,252	$61,643		$123	$(435)	$61,331
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $19 million (October 31, 2023: $22 million).
(2)	Includes restricted stock.
Fair value of equity securities designated at FVOCI that were disposed of during the three months ended July 31, 2024 was nil (nil and $5 million for the three months ended April 30, 2024 and July 31, 2023, respectively) and nil for the nine months ended July 31, 2024 (July 31, 2023: $10 million), at the time of disposal.
Net realized cumulative after-tax losses of $
19
million for the three months ended July 31, 2024 (
nil
and $
2
 million of gains for the three months ended April 30, 2024 and July 31, 2023, respectively) and $
18
 million of losses for the nine months ended July 31, 2024 (July 31, 2023: $
4
 million of gains), were reclassified from AOCI to retained earnings, resulting from dispositions of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI.
Dividend income recognized on equity securities designated at FVOCI that were still held as at July 31, 2024 was
$
1
million

(nil and $1 million for the three months ended April 30, 2024 and July 31, 2023, respectively) and $2 million for the nine months ended July 31, 2024 (July 31, 2023: $3 million). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at July 31, 2024 was nil (nil and nil for the three months ended April 30, 2024 and July 31, 2023, respectively) and nil for the nine months ended July 31, 2024 (July 31, 2023: nil).

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
2024	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$6	$19	$13	$38
	Provision for (reversal of) credit losses (2)	1	(1)	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$7	$18	$12	$37
	Comprises:
	Debt securities measured at FVOCI	$1	18	–	19
	Debt securities measured at amortized cost	6	–	12	18
2024	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$7	$20	$13	$40
	Provision for (reversal of) credit losses (2)	(1)	(1)	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$6	$19	$13	$38
	Comprises:
	Debt securities measured at FVOCI	$1	19	–	20
	Debt securities measured at amortized cost	5	–	13	18
2023	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$8	$20	$15	$43
	Provision for (reversal of) credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	(1)	–	(1)
	Balance at end of period	$8	$19	$14	$41
	Comprises:
	Debt securities measured at FVOCI	$2	19	–	21
	Debt securities measured at amortized cost	6	–	14	20

$ millions, as at or for the nine months ended
2024	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$8	$20	$14	$42
	Provision for (reversal of) credit losses (2)	–	(2)	(2)	(4)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$7	$18	$12	$37
2023	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$7	$20	$12	$39
	Provision for credit losses (2)	2	–	2	4
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	(1)	–	(2)
	Balance at end of period	$8	$19	$14	$41

(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.